DISPOSAL OF SUBSIDIARIES - Additional Information (Details) $ in Millions			12 Months Ended
	Sep. 10, 2020 CNY (¥)	Sep. 10, 2020 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2021
DECONSOLIATION OF SUBSIDIARIES
Gain on deconsolidated of subsidiary			¥ 12,286,011
Asian Development Ltd ("Asian Development") | Disposal Group, Disposed of by Means Other than Sale
DECONSOLIATION OF SUBSIDIARIES
Gain on deconsolidated of subsidiary	¥ 83,700,000	$ 13.1
Red5 Studio Inc.
DECONSOLIATION OF SUBSIDIARIES
Percentage of interest owned					35.00%
Gain on deconsolidated of subsidiary			¥ 9,500,000	$ 1.5